UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Heritage Fund, Inc.

	Schedule of Investments
	February 28, 2006 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
Consumer Goods - 3.06%
500	UST, Inc.	19,440

Consumer Services - 7.12%
3,000	Envoy Communications Group, Inc.*	4,410
500	Harbin Electirc, Inc.*	4,575
10,000	International PBX Ventures, LTD*	4,900
1,000	Lions Gate Entertainment Corp.*	9,030
600	Mortons Restaurant Group, Inc.*	10,260
7,500	PFSWeb, Inc.*	12,150
		45,325

HealthCare - 20.53%
2,500	Aastrom Biosciences, Inc.*	4,275
12,500	AXM Pharma, Inc.*	4,750
5,000	Biophan Technologies, Inc.*	8,200
3,000	Callisto Pharmaceuticals, Inc.*	4,500
3,000	Cytrx Corp.*	4,080
2,500	Incyte Corp.*	14,700
2,000	Inovio Biomed Corp.*	6,040
10,000	Millennium Biotech Group, Inc*	3,800
25,000	Millenia Hope, Inc.*	3,075
20,000	Nexmed, Inc.*	20,600
2,000	Painecare Holdings, Inc.*	6,120
30,000	Swiss Medica, Inc.*	5,460
12,500	Unigene Laboratories, Inc.*	41,250
5,000	Vioquest Pharmaceuticals, Inc.*	3,750
		130,600

Industrials - 11.24%
3,000	Capstone Turbine Corp.*	9,480
5,000	Hythiam, Inc.*	36,000
5,000	MFIC Corp.*	6,550
50,000	Worldwater Corp.*	19,500
		71,530

Materials - 14.69%
273,648	A D M Tronics Unlimited, Inc.*	62,939
2,500	Crystallex International Corp.*	7,200
1,000	Eden Energy Corp.*	2,500
130,000	Ecuity, Inc.*	1,105
2,000	Global Copper Corp.*	2,000
2,000	Lakota Technologies, Inc.*	760
2,000	Lumina Resources Corp.*	800
2,000	Northern Peru Copper Corp.*	5,180
2,000	Regalito Copper Corp.*	10,940
		93,424
Other - 0.02%
298	Uptrend Fund I L P*	152

Technology - 25.44%
5,000	Altair Nanotechnologies, Inc.*	16,950
5,000	Aware, Inc.*	26,950
5,100	Ciena Corp.*	20,502
1,000	Cisco Systems, Inc.*	20,240
2,000	Butler International, Inc.*	6,360
20,000	IDI Global, Inc.*	4,300
1,000	Infineon Technologies Ag*	9,210
3,000	Napster, Inc.*	10,740
11,500	Liquidmetal Technologies, Inc.*	16,790
10,500	Lucent Technologies, Inc.*	29,400
5,000	Quintek Technologies, Inc.*	400
		161,842

Total Common Stocks (Cost $5,852,418) - 82.11%		$522,313

CONVERTIBLE BONDS
17,429	PowerHouse Technologies, Inc. Conv. Bond*	10,457

Total Convertible Bonds (Cost $40,000) - 1.64%		$ 10,457

UNIT INVESTMENT TRUSTS
800	NASDAQ 100 Trust Series 1	32,880

Total Unit Investment Trusts (Cost $32,960) - 5.17%		$ 32,880

Cash and Equivalents- 8.22%
52,323	First American Treasury Obligation Fund Cl Y	$ 52,323
	(Cost 52,323) - 4.09%**

Investment Securities at Market Value- 97.14%
(Cost $5,977,701)		$617,973

	Other Assets less Liabilties - 2.86%	18,178

	Net Assets- 100.00%	$636,151

* Non-income producing securities.
** Variable Rate Security at February 28, 2006

NOTES TO FINANCIAL STATEMENTS
The American Heritage Fund, Inc.
1. SECURITY TRANSACTIONS
At February 28, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,977,701 amounted to $ (5,359,728) which consisted of aggregate gross unrealized appreciation of $67,391 and aggregate gross unrealized depreciation of $(5,427,119).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CFO

*Heiko H. Thieme CFO

Date April 20, 2006

* Print the name and title of each signing officer under his or her signature.